Royalties (Details Narrative) $ / shares in Units, $ in Thousands, lb in Millions	12 Months Ended
	Apr. 30, 2024 CAD ($) lb	Apr. 30, 2023 CAD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 $ / shares
Statement Line Items [Line Items]
Gross revenue royalty percentage	1.00%
Royalties And Royalty Options, Depletion	$ 459	$ 147
Aggregate production capacity of inventory | lb	200
McArthur River Project [Member]
Statement Line Items [Line Items]
Percentage of gross overriding royalty acquired	1.00%
Percentage Share Of Uranium Production On Which Gross Overriding Royalty Was Acquired	9.00%
Royalties And Royalty Options, Depletion	$ 459	$ 147
Anderson, Slick Rock and Workman Creek Projects [Member]
Statement Line Items [Line Items]
Smelter Return Royalty Percentage Holds On Projects	1.00%
Australian Dollar [Member] | Langer Heinrich Projects [Member]
Statement Line Items [Line Items]
Production Royalty Per Kilogram Holds On Project | $ / shares				$ 0.12
Churchrock Project [Member]
Statement Line Items [Line Items]
Smelter Return Royalty Percentage Holds On Projects	4.00%
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Net proceeds royalty percentage	30.00%
Dewey-Burdock Project [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage Of Gross Revenues Royalty Holds On Portion Of Property	2.00%
Dewey-Burdock Project [Member] | Top of range [member]
Statement Line Items [Line Items]
Percentage Of Gross Revenues Royalty Holds On Portion Of Property	4.00%
Lance Project [Member]
Statement Line Items [Line Items]
Gross revenue royalty percentage	4.00%
Roca Honda Project [Member]
Statement Line Items [Line Items]
Gross revenue royalty percentage	4.00%
Right of payor to purchase royalty			$ 5,000,000
Reno Creek Project [Member]
Statement Line Items [Line Items]
Profit interest royalty percentage	0.50%
Maximum amount payable under royalty			$ 2,500,000
Roughrider, Russell Lake and Russell Lake South Projects [Member]
Statement Line Items [Line Items]
Smelter Return Royalty Percentage Holds On Projects	1.98%
Michelin Project [Member]
Statement Line Items [Line Items]
Gross revenue royalty percentage	2.00%
Energy Queen Project [Member]
Statement Line Items [Line Items]
Gross value royalty percentage holds on projects	1.00%
San Rafael Project [Member]
Statement Line Items [Line Items]
Smelter Return Royalty Percentage Holds On Projects	2.00%
Whirlwind Project [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Sliding scale gross value royalty percentage holds on projects	2.00%
Whirlwind Project [Member] | Top of range [member]
Statement Line Items [Line Items]
Sliding scale gross value royalty percentage holds on projects	4.00%
Royalty Purchase Agreement [Member] | McArthur River Project [Member]
Statement Line Items [Line Items]
Percentage Of Ownership Interest Base			30.195%
Royalty Purchase Agreement [Member] | Waterbury Lake And Cigar Project [Member]
Statement Line Items [Line Items]
Percentage Of Ownership Interest Base			40.453%
Percentage Share Of Uranium Production On Which Net Royalty Percentage Share Is Determined	3.75%
Royalty Purchase Agreement [Member] | Dawn Lake Project [Member]
Statement Line Items [Line Items]
Percentage Share Of Uranium Production On Which Net Royalty Percentage Share Is Determined	7.50%
Royalty Purchase Agreement [Member] | Cigar Lake And Dawn Lake Project [Member]
Statement Line Items [Line Items]
Net Profit Interest Royalty Adjusted Percentage Share	10.00%
Royalty Purchase Agreement [Member] | Bottom of range [member] | Waterbury Lake And Cigar Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share	10.00%
Royalty Purchase Agreement [Member] | Bottom of range [member] | Dawn Lake Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share	10.00%
Royalty Purchase Agreement [Member] | Top of range [member] | Waterbury Lake And Cigar Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share	20.00%
Royalty Purchase Agreement [Member] | Top of range [member] | Dawn Lake Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share	20.00%